BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
BUSINESS SEGMENT INFORMATION
BUSINESS SEGMENT INFORMATION

2 BUSINESS SEGMENT INFORMATION

The Group was engaged in a single business activity, being the development, manufacture and sales of medical technology products and services.

Development, manufacturing, supply chain and central functions are managed globally for the Group as a whole. Sales were managed through two geographical selling regions, US and International, with a president for each who was responsible for the commercial review of that region. The Executive Committee (‘ExCo’), comprises geographical presidents and certain heads of function and is chaired by the Chief Executive Officer (‘CEO’). ExCo is the body through which the CEO uses the authority delegated to him by the Board of Directors to manage the operations and performance of the Group. All significant operating decisions regarding the allocation and prioritisation of the Group’s resources and assessment of the Group’s performance were made by ExCo, and whilst the members have individual responsibility for the implementation of decisions within their respective areas, it was at the ExCo level that these decisions are made. Accordingly, ExCo was considered to be the Group’s chief operating decision maker as defined by IFRS 8 Operating Segments.

In making decisions about the prioritisation and allocation of the Group’s resources, ExCo reviews financial information on an integrated basis for the Group as a whole and determines the best allocation of resources to Group-wide projects. This information is prepared substantially on the same basis as the Group’s IFRS financial statements aside from the adjustments described in Note 2.2. In assessing performance, ExCo also considers financial information presented on a geographical selling region and product franchise basis for revenue. Financial information for corporate and functional costs is presented on a Group-wide basis.

The types of products and services offered by the Group’s global business segment are as follows:

-	Knee Implants, which offers an innovative range of products for specialised knee replacement procedures;
-	Hip Implants, which offers a range of specialist products for reconstruction of the hip joint;
-	Trauma & Extremities, consisting of internal and external devices used in the stabilisation of severe fractures and deformity correction procedures;
-	Sports Medicine Joint Repair, which offers surgeons a broad array of instruments, technologies and implants necessary to perform minimally invasive surgery of the joints;
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Arthroscopic Enabling Technologies, which offers healthcare providers a variety of technologies such as fluid management equipment for surgical access, high definition cameras, digital image capture, scopes, light sources and monitors to assist with visualisation inside the joints, radio frequency, electromechanical and mechanical tissue resection devices, and hand instruments for removing damaged tissue;

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Other Surgical Businesses, which includes robotics-assisted surgery, various products and technologies to assist in surgical treatment of the ear, nose and throat, and gynaecological instrumentation, until the Gynaecology business disposal in August 2016;

-	Advanced Wound Care, which includes products for the treatment and prevention of acute and chronic wounds, including leg, diabetic and pressure ulcers, burns and post-operative wounds;
-	Advanced Wound Bioactives, which includes biologics and other bioactive technologies that provide unique approaches to debridement and dermal repair/regeneration; and
-	Advanced Wound Devices, which consists of traditional and single-use Negative Pressure Wound Therapy and hydrosurgery systems.

The segment information is prepared in conformity with the accounting policies of the Group and the accounting standard IFRS 8 Operating Segments.

The segment profit measure reported to the Chief Executive Officer and the ExCo for the purposes of resource allocation and assessment is trading profit and excludes the effects of non-recurring, infrequent, non-cash and other items that management does not otherwise believe are indicative of the underlying performance of the consolidated Group as discussed in Note 2.2. Group financing (including interest receivable and payable) is managed on a net basis outside the business segment.

During 2018, the Group began its transition to a global franchise structure with three dedicated franchises for Orthopaedics, Sports Medicine & ENT, and Advanced Wound Management, each with their own president. From 2019 onwards, with the Group’s operating structure organised around three franchises, the chief operating decision maker will be able to monitor performance, make operating decisions and allocate resources on a global franchise basis in contrast with 2018 and prior, where these were done on a Group-wide basis. The franchise presidents will be responsible for implementing the operating decisions for their respective franchise in the US. Regional presidents in EMEA and APAC will be responsible for this implementation in their respective regions. Based on the aforementioned changes from January 2019, the Group has concluded that there will be three reportable segments from this date. The Group will not restate comparative information in 2019, other than revenue, as the Group was managed as one operating segment in 2018 and 2017, and historical financial information is not available on a franchise basis. The Group does have sufficient historical financial information of revenue by franchise to restate the comparative information of revenue by operating segment.

2.1 Revenue by business segment and geography

Accounting policy

Revenue is recognised as the performance obligations to deliver products or services are satisfied and is recorded based on the amount of consideration expected to be received in exchange for satisfying the performance obligations. Revenue is recognised primarily when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms, with some transfer of services taking place over time. Substantially all performance obligations are performed within one year. There is no significant revenue associated with the provision of discrete services. Payment terms to our customers are based on commercially reasonable terms for the respective markets while also considering a customer’s credit rating. Appropriate provisions for returns, trade discounts and rebates are deducted from revenue. Rebates primarily comprise chargebacks and other discounts granted to certain customers. Chargebacks are discounts that occur when a contracted customer purchases directly through an intermediary wholesaler. The contracted customer generally purchases product at its contracted price plus a mark-up from the wholesaler. The wholesaler in turn charges the Group for the difference between the price initially paid by the wholesaler and the contract price paid to the wholesaler by the customer. The provision for chargebacks is based on expected sell-through levels by the Group’s wholesale customers to contracted customers, as well as estimated wholesaler inventory levels.

The revenue accounting policy for the year ending 31 December 2017 was consistent with the requirements of IAS 18. Revenue was recognised once the significant risks and rewards of ownership had been transferred to the customer, rather than the satisfaction of the performance obligations to deliver products or services.

Reconstruction, Sports Medicine, Trauma & Other

Reconstruction, Sports Medicine, Trauma & Other consists of the following franchises: Knee Implants and Hip Implants, Sports Medicine Joint Repair, Arthroscopic Enabling Technologies, Trauma & Extremities and Other Surgical Business. Sales of inventory located at customer premises and available for customers’ immediate use are recognised when notification is received that the product has been implanted or used. Substantially all other revenue is recognised when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms. Revenue is recognised for the amount of consideration expected to be received in exchange for transferring the products or services.

In general our Reconstruction, Sports Medicine, Trauma & Other business in Established Markets is direct to hospitals and ambulatory surgery centres whereas in the Emerging Markets we generally sell through distributors.

Advanced Wound Management

Advanced Wound Management consists of the following product franchises: Advanced Wound Care, Advanced Wound Bioactives and Advanced Wound Devices. Substantially all revenue is recognised when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms. Revenue is recognised for the amount of consideration expected to be received in exchange for transferring the products or services. Appropriate provisions for returns, trade discounts and rebates are deducted from revenue, as explained above.

The majority of our Advanced Wound Management business, and in particular products used in community and homecare facilities, is through wholesalers and distributors. The proportion of sales direct to hospitals is higher in our Advanced Wound Devices business in Established Markets.

Segment revenue reconciles to statutory revenues from continuing operations as follows:

	2018	2017	2016
	$ million	$ million	$ million
Reportable segment revenue
Revenue from external customers	4,904	4,765	4,669

Disaggregation of revenue:

The following table shows the disaggregation of Group revenue by product franchise:

	2018	2017	2016
	$ million	$ million	$ million
Revenue by product from continuing operations
Knee Implants	1,017	984	932
Hip Implants	613	599	597
Trauma & Extremities	493	495	475
Sports Medicine Joint Repair	697	627	587
Arthroscopic Enabling Technologies	600	615	631
Other Surgical Businesses	209	189	214
Advanced Wound Care	740	720	719
Advanced Wound Bioactives	320	342	342
Advanced Wound Devices	215	194	172
Consolidated revenue from continuing operations	4,904	4,765	4,669

The following table shows the disaggregation of Group revenue by geographic market and product category. The disaggregation of revenue into the two product categories below reflects that in general the products in the Advanced Wound Management franchises are sold to wholesalers and intermediaries, while products in the other franchises are sold directly to hospitals, ambulatory surgery centres and distributors. The further disaggregation of revenue by Established Markets and Emerging Markets reflects that in general our products are sold through distributors and intermediaries in the Emerging Markets while in the Established Markets, with the exception of the Advanced Wound Care and Bioactives franchises, products are in general sold direct to hospitals and ambulatory surgery centres. The disaggregation by Established Markets and Emerging Markets also reflects their differing economic factors including volatility in growth and outlook.

			2018			2017			2016
	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Reconstruction, Sports Medicine, Trauma & Other Surgical Businesses	2,944	685	3,629	2,867	642	3,509	2,868	568	3,436
Advanced Wound Management	1,103	172	1,275	1,097	159	1,256	1,092	141	1,233
Total	4,047	857	4,904	3,964	801	4,765	3,960	709	4,669
1	Established Markets comprises the US, Australia, Canada, Europe, Japan and New Zealand.

In 2018, the Group has presented sales attributed to the country of destination rather than based on the location of the Group’s businesses. Comparatives have been presented on a consistent basis with 2018. US revenue for 2018 was $2,354m (2017: $2,306m, 2016: $2,299m) and UK revenue for 2018 was $211m (2017: $222m, 2016: $266m).

Contract assets and liabilities

The nature of our products and services do not generally give rise to contract assets as we do not typically incur costs to fulfil a contract before a product or service is provided to the customer. The Group generally satisfies performance obligations within one year from the contract inception date. There was no material revenue recognised in the current reporting period that related to carried-forward contract liabilities (deferred income) or performance obligations satisfied in the previous year. There is no material revenue that is likely to arise in future periods from unsatisfied performance obligations at the balance sheet date. Therefore, there are no associated significant accrued income and deferred income balances at 31 December 2018. As of 31 December 2018, contract assets principally comprised trade receivables and contract liabilities principally comprise rebates (as described in the accounting policy above). The accrual for rebates at 31 December 2018 was $65m (2017: $56m) with $334m being recognised in revenue in 2018.

Major customers

No single customer generates revenue greater than 10% of the consolidated revenue.

2.2 Trading and operating profit by business segment

Trading profit is a trend measure which presents the long-term profitability of the Group excluding the impact of specific transactions that management considers affect the Group’s short-term profitability. The Group presents this measure to assist investors in their understanding of trends. The Group has identified the following items, where material, as those to be excluded from operating profit when arriving at trading profit: acquisition and disposal-related items; amortisation and impairment of acquisition intangibles; significant restructuring programmes; gains and losses arising from legal disputes; and other significant items. Further detail is provided in Notes 2.3, 2.4 and 2.5. Operating profit reconciles to trading profit as follows:

	2018	2017	2016
	$ million	$ million	$ million
Operating profit of the business segment	863	934	801
Acquisition and disposal related items	(7)	(10)	9
Restructuring and rationalisation costs	120	–	62
Amortisation and impairment of acquisition intangibles	113	140	178
Legal and other	34	(16)	(30)
Trading profit of the business segment	1,123	1,048	1,020

2.3 Acquisition and disposal related items

For the year to 31 December 2018 the credit relates to a remeasurement of contingent consideration for a prior year acquisition and adjustments to provisions on disposal of a business, partially offset by costs associated with the acquisition of Rotation Medical, Inc.

For the year to 31 December 2017 the credit relates to a remeasurement of contingent consideration for a prior year acquisition partially offset by costs associated with the acquisition of Rotation Medical, Inc. For the year to 31 December 2016, these costs relate to the costs associated with the integration of Blue Belt Technologies and other acquisitions.

2.4 Restructuring and rationalisation costs

Restructuring and rationalisation costs of $120m were incurred in 2018 (2017: $nil, 2016: $62m) primarily relating to the implementation of the Accelerating Performance and Execution (APEX) programme that was announced in February 2018. In 2016, these costs primarily related to the Group Optimisation Plan.

2.5 Legal and other

For the year ended 31 December 2018 charges primarily relate to legal expenses for ongoing metal-on-metal hip claims and an increase of $72m in the provision that reflects the present value of the estimated costs to resolve all other known and anticipated metal-on-metal hip claims globally. The year to 31 December 2018 also includes costs for implementing the requirements of the EU Medical Device Regulations that will apply from May 2020. These charges in the year to 31 December 2018 were partially offset by a credit of $84m relating to settlement agreements with insurers related to product liability claims involving macrotextured components withdrawn from the market in 2003.

For the year ended 31 December 2017 charges primarily relate to legal expenses for patent litigation with Arthrex and ongoing metal-on-metal hip claims and an increase of $10m in the provision that reflects the present value of the estimated costs to resolve all other known and anticipated metal-on-metal hip claims globally. These charges were offset by a $54m credit following a settlement payment received from Arthrex relating to patent litigation. For the year ended 31 December 2016, the net credit of $30m primarily relates to a $44m curtailment credit on post-retirement benefits in the UK pension scheme partially offset by legal expenses incurred for patent litigation with Arthrex. Also included in a net $1m credit in respect of insurance recoveries of $24m and legal expenses of $23m, relating to the ongoing metal-on-metal hip claims globally.

2.6 Assets and liabilities by business segment and geography

	2018	2017	2016
	$ million	$ million	$ million
Reconciliation of assets of the business segment to the consolidated Group
Assets of the business segment	7,476	7,508	7,147
Unallocated corporate assets:
Deferred tax assets	126	127	97
Retirement benefit assets	92	62	–
Cash at bank	365	169	100
Total assets of the consolidated Group	8,059	7,866	7,344

In presenting information on the basis of geographical segments, non-current segment assets are based on their location:

	2018	2017	2016
	$ million	$ million	$ million
Geographical segment assets
United Kingdom	354	364	335
United States of America	3,186	3,295	3,145
Other	1,224	1,287	1,238
Total non-current assets of the consolidated Group[1]	4,764	4,946	4,718
1	Non-current assets excludes retirement benefit assets and deferred tax assets.

	2018	2017	2016
	$ million	$ million	$ million
Reconciliation of liabilities of the business segment to the consolidated Group
Liabilities of the business segment	1,284	1,311	1,247
Unallocated corporate liabilities:
Long-term borrowings	1,301	1,423	1,564
Retirement benefit obligations	114	131	164
Deferred tax liabilities	99	97	94
Bank overdrafts, borrowings and loans - current	164	27	86
Current tax payable	223	233	231
Total liabilities of the consolidated Group	3,185	3,222	3,386

Depreciation, amortisation and impairment of the business segment
Depreciation of property, plant and equipment	251	243	224
Amortisation of acquired intangibles	113	130	130
Amortisation of other intangible assets	63	62	61
Total depreciation and amortisation	427	435	415
Impairment losses on property, plant and equipment[1]	5	–	–
Impairment losses on acquisition intangibles[1]	–	10	48
Impairment losses on other intangible assets[1]	3	–	–
Impairment losses on trade investments[1]	–	2	–
Total depreciation, amortisation and impairment	435	447	463
1	Impairments recognised in operating profit, within the administrative expenses line.

Segment acquisition of property, plant and equipment and intangibles reconciles to that of the consolidated group, and comprises the following:

	2018	2017	2016
	$ million	$ million	$ million
Additions to property, plant and equipment	332	308	320
Additions to intangibles	15	68	72
Capital expenditure (excluding business combinations)	347	376	392
Trade investments	4	8	2
Acquisitions – Goodwill	–	132	211
Acquisitions – Intangible assets	–	61	85
Acquisitions – Property, plant and equipment	–	1	2
Capital and acquisition expenditure	351	578	692